Related-Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related-Party Balances and Transactions [Abstract]
Schedule of Related-Party Transactions

The principal related-party balances as of December 31, 2025 and June 30, 2026, and transactions for the six months ended June 30, 2025 and 2026 are as follows:

Name of Related Party	Relationship to the Group
Maase Inc. (“MAASE”)	A shareholder of the Group (formerly known as “Puyi Inc.” and “Highest Performances Holdings Inc.”)
Chengdu Puyi Bohui Information Technology Co.,	Controlled by MAASE before September 30,2025
Puyi Enterprise Management Consulting Co., Ltd	Controlled by MAASE before September 30,2025

Schedule of Related-Party Balances

Related-party Balances:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Amount due from related parties
Maase Inc.(i)	13,733	13,594
Less: Allowance for credit loss	(481)	(245)
Total	13,252	13,349

(i)	Amount represents unsecured, interest-free loans due from related parties, which are repayable in two years. The loans were provided to supplement MAASE’s working capital.